UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10445

        Nuveen Ohio Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          04/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

		Portfolio of Investments (Unaudited)
		Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ)
		April 30, 2005

Principal			Optional Call		Market
Amount (000)		Description(1)	Provisions*	Ratings**	Value

		Consumer Staples - 8.6% (5.8% of Total Investments)
$975		Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 982,927
		2002, 5.375%, 5/15/33
3,000		Ohio State Sewage and Solid Waste Disposal Facilities, Revenue Bonds, Anheuser-Busch Project,	11/11 at 100.00	A+	3,135,900
		Series 2001, 5.500%, 11/01/35 (Alternative Minimum Tax)

		Education and Civic Organizations - 10.5% (7.1% of Total Investments)
1,345		Bowling Green State University, Ohio, General Receipts Bonds, Series 2003, 5.250%, 6/01/18 - AMBAC	6/13 at 100.00	AAA	1,479,675
		Insured
1,050		Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series 2001,	12/11 at 100.00	Baa1	1,136,415
		5.500%, 12/01/15
1,000		University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 - FGIC	6/13 at 100.00	AAA	1,074,210
		Insured
1,245		University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%, 6/01/19 - AMBAC	6/14 at 100.00	AAA	1,341,600
		Insured

		Healthcare - 23.6% (16.0% of Total Investments)
1,380		Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,	No Opt. Call	Baa1	1,419,137
		Summa Health System, Series 1998A, 5.000%, 11/15/08
1,000		Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series	8/12 at 101.00	A	1,044,220
		2002A, 5.500%, 8/15/22
1,850		Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/11 at 101.00	AA-	1,966,550
		Partners, Series 2001A, 5.400%, 10/01/21
700		Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	726,201
2,000		Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A-	2,167,680
		Obligated Group, Series 2000B, 6.375%, 11/15/30
3,670		Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series 2001,	10/11 at 101.00	AA	4,008,778
		5.750%, 10/01/26 - RAAI Insured

		Housing/Multifamily - 2.2% (1.5% of Total Investments)
1,000		Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler	5/12 at 102.00	Aaa	1,066,110
		Project, Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)

		Housing/Single Family - 0.6% (0.5% of Total Investments)
180		Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	9/10 at 100.00	Aaa	185,476
		Bonds, Series 2001A, 5.500%, 9/01/34 (Alternative Minimum Tax)
120		Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	3/12 at 100.00	Aaa	124,267
		Bonds, Series 2002D, 5.400%, 9/01/34 (Alternative Minimum Tax)

		Long-Term Care - 2.2% (1.5% of Total Investments)
1,000		Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series 1999A,	10/08 at 102.00	BBB	1,036,530
		5.800%, 10/01/23

		Tax Obligation/General - 49.7% (33.7% of Total Investments)
		Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004:
1,000		5.000%, 12/01/15 - FSA Insured	6/14 at 100.00	AAA	1,094,280
1,000		5.000%, 12/01/22 - FSA Insured	6/14 at 100.00	AAA	1,067,760
2,605		Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	2,977,593
		5.500%, 12/01/15 - FSA Insured
400		Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	431,748
1,750		Fairfield City School District, Ohio, General Obligation Refunding Bonds, Series 2001, 5.375%,	12/11 at 100.00	AAA	1,931,563
		12/01/19 - FGIC Insured
1,000		Greater Cleveland Regional Transit Authority, Ohio, General Obligation Capital Improvement Bonds,	12/11 at 100.00	Aaa	1,075,950
		Series 2001A, 5.125%, 12/01/21 - MBIA Insured
1,065		Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,190,361
		5.250%, 12/01/16 - FSA Insured
4,000		Lebanon City School District, Warren County, Ohio, General Obligation Bonds, Series 2001, 5.500%,	12/11 at 100.00	AAA	4,427,320
		12/01/21 - FSA Insured
2,420		Lorain County, Ohio, Limited Tax General Obligation Justice Center Bonds, Series 2002, 5.500%,	12/12 at 100.00	Aaa	2,685,571
		12/01/22 - FGIC Insured
1,000		Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B, 5.000%, 9/15/21	9/11 at 100.00	AA+	1,063,860
1,050		Olentangy Local School District, Deleware and Franklin Counties, Ohio, General Obligation Bonds,	6/14 at 100.00	AAA	1,193,588
		Series 2004A, 5.500%, 12/01/15 - FGIC Insured
1,960		Portage County, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/25 - FGIC Insured	12/11 at 100.00	AAA	2,065,860
1,000		Powell, Ohio, General Obligation Bonds, Series 2002, 5.500%, 12/01/25 - FGIC Insured	12/12 at 100.00	AAA	1,109,040
1,500		Strongsville, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/21 - FGIC Insured	12/11 at 100.00	Aaa	1,598,595

		Tax Obligation/Limited - 21.0% (14.2% of Total Investments)
1,700		Butler County, Hamilton, Ohio, Limited Tax General Obligation Bonds, One Renaissance Center	11/11 at 101.00	Aaa	1,786,224
		Acquisition, Series 2001, 5.000%, 11/01/26 - AMBAC Insured
1,710		Marysville Exempted Village School District, Ohio, Certificates of Participation, School Facilities	6/15 at 100.00	AAA	1,875,682
		Project, Series 2005, 5.250%, 12/01/21 - MBIA Insured
1,095		Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2004A-II,	12/13 at 100.00	AA	1,184,232
		5.000%, 12/01/18
2,500		Ohio, State Appropriation Lease Bonds, Higher Education Capital Facilities, Series 2002A-II,	No Opt. Call	AAA	2,758,325
		5.500%, 12/01/09 - MBIA Insured
250		Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	265,813
		Series 2005A, 5.000%, 4/01/25 - FSA Insured
1,000		Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E,	7/12 at 100.00	A	1,116,700
		5.750%, 7/01/24
1,000		Summit County Port Authority, Ohio, Revenue Bonds, Civic Theatre Project, Series 2001, 5.500%,	12/11 at 100.00	AAA	1,098,230
		12/01/26 - AMBAC Insured

		Transportation - 7.9% (5.3% of Total Investments)
3,495		Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A, 5.250%, 1/01/18 - FSA Insured	1/10 at 101.00	AAA	3,772,713

		U.S. Guaranteed *** - 4.6% (3.1% of Total Investments)
1,000		Cleveland, Ohio, General Obligation Bonds, Series 2003, 5.250%, 8/01/18 (Pre-refunded to 8/01/13) -	8/13 at 100.00	AAA	1,125,850
		FGIC Insured
1,000		Medina City School District, Medina County, Ohio, Unlimited Tax General Obligation School Building	12/09 at 100.00	AAA	1,093,880
		Construction Bonds, Series 1999, 5.250%, 12/01/28 (Pre-refunded to 12/01/09) - FGIC Insured

		Utilities - 8.9% (6.1% of Total Investments)
595		Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Joint Venture 5,	2/14 at 100.00	AAA	634,664
		American Municipal Power Ohio Inc., Belleville Hydroelectric Project, Series 2004, 5.000%, 2/15/20 -
		AMBAC Insured
2,500		Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project, Series	5/09 at 101.00	AAA	2,656,350
		1999C, 5.150%, 5/01/26 - AMBAC Insured
1,000		Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	1,006,360
		1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

		Water and Sewer - 7.7% (5.2% of Total Investments)
2,000		Akron, Ohio, Sanitary Sewer System Revenue Refunding Bonds, Series 1997, 5.550%, 12/01/16 - MBIA	12/06 at 101.00	AAA	2,101,580
		Insured
1,500		Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A, 5.000%,	12/11 at 100.00	AAA	1,598,595
		12/01/21 - FSA Insured

$65,610		Total Long-Term Investments (cost $67,352,319) - 147.5%			70,883,963

		Other Assets Less Liabilities - 2.5%			1,160,108

		Preferred Shares, at Liquidation Value - (50.0)%			(24,000,000)

		Net Assets Applicable to Common Shares - 100%			$48,044,071

	(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
		unless otherwise noted.
	*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
		may be other call provisions at varying prices at later dates.
	**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
	***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
		securities which ensures the timely payment of principal and interest.
	N/R	Investment is not rated.
		Income Tax Information
		The following information is presented on an income tax basis. Differences between amounts for financial statement
		and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
		discount securities and timing differences in recognizing certain gains and losses on security transactions.
		At April 30, 2005, the cost of investments was $67,340,933.
		Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as
		follows:

		Gross unrealized:
		Appreciation			$3,543,030
		Depreciation			-

		Net unrealized appreciation of investments			$3,543,030

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         06/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         06/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         06/29/05

* Print the name and title of each signing officer under his or her signature.